Supplemental Disclosures of Cash Flow Information - Information Regarding Supplemental Cash Flow Disclosures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Cash paid (received) during the period for:
Interest, net	$ 89,519	$ 94,928	$ 94,681
Income taxes, net	1,830	1,850	(59)
Significant non-cash transactions:
Liabilities under tax receivable agreement (primarily due to related parties)	254,155
Accounts payable for construction in progress	3,325	1,982	1,358
Insurance premiums financed		3,266	4,288
Capital leases		$ 305	$ 839
Common stock surrendered to retire stockholder notes receivable	$ 476